Offerings - Offering: 1	Jun. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,043,814,785.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 144,150.82
Offering Note	(1) Aggregate number of securities to which transaction applies: As of the close of business on May 9, 2026, the maximum number of securities of Emerald Holding, Inc. (the "Company") to which this transaction applies is estimated to be 207,517,850, which consists of: (a) 197,909,463 shares of the Company's Common Stock, par value $0.01 per share (the "Common Stock"), entitled to receive the per share merger consideration of $5.03; (b) 7,748,949 shares of Company's Common Stock, par value $0.01 per share (the "Common Stock") Common Stock underlying each stock option to acquire shares of Common Stock ("Company Stock Options"), entitled to receive the per share merger consideration of $5.03; and (c) 1,859,438 shares of Common Stock underlying outstanding restricted stock units of the Company ("Company RSUs"). (2) In accordance with Rule 0-11 under the Exchange Act, the proposed maximum aggregate value of the transaction estimated solely for purposes of calculating the filing fee was calculated, as of May 9, 2026, based upon the sum of: (a) 197,909,463 shares of the Common Stock multiplied by the merger consideration of $5.03 per share; (b) 7,748,949 shares of the Common Stock underlying the Company Stock Options multiplied by the merger consideration of $5.03 per share; and (c) 1,859,438 shares of the Common Stock underlying Company RSUs multiplied by the merger consideration of $5.03 per share. (3) In accordance with Section 14(g) of the Exchange Act and Rule 0-11 under the Exchange Act, the filing fee was determined by multiplying .0001381 by the sum of the preceding sentence.